Income Tax - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Netherlands statutory income taxes rate			25.00%	25.00%	25.00%
Effect of the tax benefits on basic earnings per share			$ 0.13	$ 0.05	$ 0.05
Maximum percentage of tax reduction from tax holidays			100.00%	100.00%	100.00%
Income tax holiday expiration date			Dec. 31, 2022
Legal inflationary index				0.13%
Deferred tax benefit (expense) recorded as component of other comprehensive income (loss)			$ (1)	$ (1)
Cumulative amount of distributable earnings	$ 1,893	$ 1,046	1,893	1,046
Unrecognized tax benefits	235	195	235	195
Accrued interest and penalties related to uncertain tax positions		1		$ 1	$ 1	$ 27
Interest and penalties of unrecognized tax benefits	10	$ 9
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Accrued interest and penalties related to uncertain tax positions	$ 1		$ 1
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year			1997
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Open tax year			2017